Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of reconciliation of common stock reflected in the condensed consolidated balance sheet
At September 30, 2021, the Common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Common stock issuance costs	(5,131,593)
Plus:
Accretion of carrying value to redemption value	5,131,593

Common stock subject to possible redemption	$57,500,000

Schedule of calculation of basic and diluted net income (loss) per common share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021		For the Period from September 28, 2020 (Inception) Through September 30, 2020
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(181,797)	$(57,417)	$(415,505)	$(134,893)	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,807,500	5,491,758	1,782,885	—	—

Basic and diluted net loss per common stock	$(0.03)	$(0.03)	$(0.08)	$(0.08)	$—	$—

BETTER THERAPEUTICS OPCO [Member]
Property Plant And Equipment Useful Lives	Useful lives for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Computer, equipment and software	3 years
Furniture and fixtures	5 years

Schedule of calculation of basic and diluted net income (loss) per common share
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net Loss	$(12,461)	$(2,167)	$(26,441)	$(4,636)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(403)	(379)	(1,185)	(1,118)

Net loss attributable to common stockholders, basic and diluted	(12,864)	(2,546)	(27,626)	(5,754)
Weighted average common stock outstanding	5,268,758	5,079,685	5,229,258	5,063,191

Loss per share attributable to common unit / shareholders, basic and diluted	$(2.44)	$(0.50)	$(5.28)	$(1.14)

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2020	2019
Net Loss	$(6,387)	$(5,784)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(1,507)	(1,379)

Net loss attributable to common stockholders, basic and diluted	(7,894)	(7,163)
Weighted average common stock outstanding	5,022,339	4,743,755

Loss per share attributable to common unit/shareholders, basic and diluted	$(1.57)	$(1.51)